Profit on disposal of intangible assets (Tables)	12 Months Ended
Jun. 30, 2021
Profit on disposal of intangible assets
Schedule of profit on disposal of intangible assets

	2021	2020	2019
	£’000	£’000	£’000
Profit on disposal of registrations	4,601	15,664	24,720
Player loan income	2,780	2,720	1,079
	7,381	18,384	25,799